Share Capital and Warrants (Tables)	12 Months Ended
Dec. 31, 2020
Share Capital And Warrants [Abstract]
Summary of Issued and Outstanding
(b)	Issued and outstanding
		December 31, 2020		December 31, 2019
	Note	Number of Shares	Carrying Amount	Number of Shares	Carrying Amount
Balance, beginning of year		107,180,423	509,654	68,648,984	65,133
Initial public offering		—	—	11,000,000	189,518
Shares issued for assets		—	—	797,952	6,537
Share issuances		337,696,867	176,931	394,926	2,323
Shares issued to related parties		—	—	3,730,963	63,460
Share issuance costs		—	(5,593)	—	(12,770)
Business acquisitions		—	—	2,696,800	39,849
Disposition of Bridge Farm	5	(2,716,271)	(38,447)	—	—
Convertible debt - conversions	16	373,371,318	63,002	13,108,676	113,526
Derivative warrants exercised	17	102,836,429	55,912	—	—
Warrants exercised		—	—	4,551,082	21,882
Shares issued for services		—	—	164,080	2,320
RSUs exercised	22(c)	475,367	587	57,960	195
Employee warrants exercised		—	—	2,029,000	17,681
Balance, end of year		918,844,133	762,046	107,180,423	509,654

Summary of Common Share Purchase Warrants
(c)	Common share purchase warrants
	Number of Warrants	Carrying Amount
Balance at December 31, 2018	4,211,904	3,108
40% Warrants reclassified from derivative liability (i)	957,225	4,122
60% Warrants reclassified from derivative liability (i)	1,495,665	11,969
Warrants issued to related parties (ii)	480,000	5,833
Warrants issued on conversion of convertible notes (iii)	3,572,274	6,731
Warrants exercised	(4,551,082)	(3,931)
Warrants expired	(662)	(1)
Balance at December 31, 2019	6,165,324	27,831
Warrants issued	544,000	306
Warrants expired	(3,232,434)	(5,908)
Warrants cancelled	(2,452,890)	(16,091)
Balance at December 31, 2020	1,024,000	6,138
(i)

On August 1, 2019, the 40% and 60% warrants issued as part of the term debt financing and initially classified as derivative liabilities as at June 30, 2019, were reclassified to equity as the number of warrants issuable and the exercise price for each tranche of warrants became fixed in conjunction with the initial public offering date. The exercise price for the 40% and 60% warrants were $21.63 and $20.76 respectively.

(ii)	480,000 warrants with an exercise price of $15.94 were issued to a director of the Company in relation to the acquisition of the financial obligation.
(iii)

Equity units issued upon conversion of CAD denominated convertible notes included 3,095,386 warrants with an exercise price of $4.38 and vested immediately. Equity units issued upon conversion of USD denominated notes included 476,888 warrants with an exercise price of USD$3.75 and vested immediately.

Summary of Outstanding Warrants

The following table summarizes outstanding warrants as at December 31, 2020:

	Warrants outstanding and exercisable
Issued in relation to	Weighted average exercise price	Number of warrants	Weighted average contractual life (years)
Acquisition of financial obligation	15.94	480,000	1.5
Financial services	4.60	544,000	8.6
	9.91	1,024,000	5.3

The following table summarizes outstanding warrants as at December 31, 2019:

	Warrants outstanding and exercisable
Issued in relation to	Weighted average exercise price	Number of warrants	Weighted average contractual life (years)
Convertible notes (USD)	USD 3.75	444,888	0.8
Convertible notes (CAD)	4.38	2,787,546	0.7
Acquisition of financial obligation	15.94	480,000	2.5
Term debt financing (60%)	20.76	1,495,665	2.6
Term debt financing (40%)	21.63	957,225	2.6
	11.97	6,165,324	1.6